Consideration payables for acquisitions (Tables)	12 Months Ended
Mar. 31, 2017
Consideration payables for acquisitions
Schedule of consideration payable

	As of March 31,
	2017	2016
Contingent payable for business acquisition	$5,652	$350
Contingent payable for software acquisition	26	29
Current payable for business acquisition	11,535	5,216
Current payable for software acquisition	8	—

Total payable for acquisitions, current	17,221	5,595

Contingent payable for business acquisition	32,206	7,331
Contingent payable for software acquisition	—	386
Non-current payable for business acquisition	—	4,069

Total payable for acquisitions, non-current	$32,206	$11,786

Total payable for acquisitions	$49,427	$17,381

Reconciliation from the opening balance to the closing balance

	For the years ended March 31,
	2017	2016
As of the beginning of the period	$17,381	$26,101
Additions, net of measurement period adjustment	47,951	501
Payments	(4,577)	(6,126)
Transfers to additional paid-in capital	(1,107)	(559)
Foreign currency loss	(190)	(25)
Gain from revaluation	(10,031)	(2,511)

As of the end of the period	$49,427	$17,381